Schedule of Investments ─ IQ Global Equity R&D Leaders ETF

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 97.9%
Belgium — 0.2%
UCB SA	407	$36,132

Brazil — 0.1%
MercadoLibre, Inc.*	20	24,761

Canada — 0.1%
Constellation Software, Inc.	11	23,282

China — 8.4%
Alibaba Group Holding Ltd.*	15,376	192,232
Baidu, Inc., Class A*	3,959	77,620
BeiGene Ltd.*	2,323	38,723
BYD Co., Ltd., Class H	2,013	71,138
China Energy Engineering Corp. Ltd., Class H	261,300	33,506
China Petroleum & Chemical Corp., Class H	69,945	39,014
China Railway Group Ltd., Class H	133,901	87,737
Haier Smart Home Co., Ltd., Class H	9,685	31,606
JD.com, Inc., Class A	2,578	52,825
Kuaishou Technology*	5,457	47,022
Lenovo Group Ltd.	43,756	50,159
Li Auto, Inc., Class A*	1,328	28,250
Meituan, Class B*	3,759	70,517
Metallurgical Corp of China Ltd., Class H	229,866	57,771
NetEase, Inc.	2,449	53,228
NXP Semiconductors NV	214	47,718
PetroChina Co., Ltd., Class H	87,117	63,561
Tencent Holdings Ltd.	4,180	189,954
Trip.com Group Ltd.*	794	31,704
Weichai Power Co., Ltd., Class H	15,476	22,821
Xiaomi Corp., Class B*	37,199	58,574
ZTE Corp., Class H	18,349	66,820

Total China		1,412,500

Denmark — 0.5%
Novo Nordisk A/S, Class B	480	77,561

Finland — 0.6%
Nokia OYJ	23,670	93,376

France — 1.2%
Airbus SE	499	73,712
Dassault Systemes SE	567	24,309
L’Oreal SA	56	26,130
Renault SA	655	28,818
Thales SA	164	24,582
Valeo	1,389	31,471

Total France		209,022

Germany — 6.6%
BASF SE	1,026	55,169
Bayer AG	2,648	155,145
Bayerische Motoren Werke AG	1,270	155,230
Continental AG	1,206	96,561
Daimler Truck Holding AG	1,061	39,949
Infineon Technologies AG	1,045	46,086
Mercedes-Benz Group AG	1,612	129,104
Merck KGaA	315	55,499
	Shares	Value
Common Stocks (continued)
Germany (continued)
SAP SE	1,031	$141,409
Siemens AG	750	128,155
Siemens Energy AG*	1,004	17,036
Siemens Healthineers AG	720	41,930
Traton SE	1,875	41,077

Total Germany		1,102,350

Italy — 0.1%
Telecom Italia SpA*	77,025	22,275

Japan — 9.0%
Aisin Corp.	1,137	36,932
Astellas Pharma, Inc.	2,749	40,254
Canon, Inc.	1,873	48,420
Chugai Pharmaceutical Co., Ltd.	813	24,210
Daiichi Sankyo Co., Ltd.	1,609	49,228
Denso Corp.	1,211	84,219
Eisai Co., Ltd.	410	25,902
FUJIFILM Holdings Corp.	400	23,218
Hitachi Ltd.	810	53,008
Honda Motor Co., Ltd.	4,506	143,128
Idemitsu Kosan Co., Ltd.	1,219	25,739
Mitsubishi Chemical Group Corp.	4,217	25,214
Mitsubishi Electric Corp.	2,298	33,173
Nippon Telegraph & Telephone Corp.	30,750	35,256
Nissan Motor Co., Ltd.	20,629	90,455
Otsuka Holdings Co., Ltd.	1,160	42,659
Panasonic Holdings Corp.	6,447	79,862
Renesas Electronics Corp.*	1,821	35,316
SoftBank Group Corp.	832	42,408
Sony Group Corp.	1,216	113,957
Sumitomo Chemical Co., Ltd.	10,034	30,940
Sumitomo Pharma Co., Ltd.	4,645	19,269
Suzuki Motor Corp.	847	33,962
Takeda Pharmaceutical Co., Ltd.	3,149	96,212
TDK Corp.	716	27,399
Tokyo Electron Ltd.	213	31,850
Toshiba Corp.	735	23,740
Toyota Motor Corp.	12,228	205,349

Total Japan		1,521,279

Netherlands — 0.9%
ASML Holding NV	108	77,661
Koninklijke Philips NV*	2,353	49,053
Shell PLC	827	25,175

Total Netherlands		151,889

Singapore — 0.3%
STMicroelectronics NV	792	42,460

South Korea — 4.2%
Hyundai Mobis Co., Ltd.	137	25,043
Hyundai Motor Co.	241	37,058
Kia Corp.	431	27,964
LG Chem Ltd.	43	21,860
LG Display Co., Ltd.*	1,804	19,092
LG Electronics, Inc.	554	47,114
NAVER Corp.	195	34,727
Samsung Electronics Co., Ltd.	7,564	414,206

Schedule of Investments ─ IQ Global Equity R&D Leaders ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
South Korea (continued)
SK Hynix, Inc.	760	$73,576

Total South Korea		700,640

Sweden — 0.9%
Telefonaktiebolaget LM Ericsson, B Shares	18,495	93,095
Volvo AB, B Shares	2,488	54,946

Total Sweden		148,041

Switzerland — 1.3%
ABB Ltd.	652	26,220
Novartis AG	1,885	198,035

Total Switzerland		224,255

Taiwan — 1.7%
Delta Electronics, Inc.	1,809	21,039
Hon Hai Precision Industry Co., Ltd.	22,457	77,533
MediaTek, Inc.	3,360	73,772
Taiwan Semiconductor Manufacturing Co., Ltd.	6,197	111,413

Total Taiwan		283,757

United Kingdom — 1.3%
AstraZeneca PLC	1,384	199,192
Rolls-Royce Holdings PLC*	10,888	25,896

Total United Kingdom		225,088

United States — 60.5%
3M Co.	338	37,687
Abbott Laboratories	505	56,222
AbbVie, Inc.	1,004	150,178
Accenture PLC, Class A	67	21,195
Activision Blizzard, Inc.*	343	31,817
Adobe, Inc.*	125	68,271
Advanced Micro Devices, Inc.*	851	97,354
Airbnb, Inc., Class A*	231	35,156
Alphabet, Inc., Class A*	6,350	842,772
Amazon.com, Inc.*	6,692	894,587
Amgen, Inc.	377	88,275
Analog Devices, Inc.	172	34,319
Apple, Inc.	2,971	583,653
Applied Materials, Inc.	409	62,000
Aptiv PLC*	211	23,102
AT&T, Inc.	1,469	21,330
Atlassian Corp., Class A*	188	34,205
Autodesk, Inc.*	112	23,743
Becton Dickinson and Co.	94	26,190
Biogen, Inc.*	128	34,584
Block, Inc.*	652	52,506
Boeing Co. (The)*	257	61,385
Boston Scientific Corp.*	471	24,421
Bristol-Myers Squibb Co.	2,737	170,214
Broadcom, Inc.	109	97,953
Cadence Design Systems, Inc.*	106	24,805
Caterpillar, Inc.	143	37,919
Cisco Systems, Inc.	2,667	138,791
Corning, Inc.	561	19,040
Corteva, Inc.	421	23,757
CSL Ltd.	143	25,875
Cummins, Inc.	107	27,906
Danaher Corp.	136	34,688
Deere & Co.	98	42,101
	Shares	Value
Common Stocks (continued)
United States (continued)
eBay, Inc.	585	$26,038
Edwards Lifesciences Corp.*	203	16,660
Electronic Arts, Inc.	344	46,904
Eli Lilly & Co.	322	146,365
Expedia Group, Inc.*	222	27,202
Ford Motor Co.	10,319	136,314
GE HealthCare Technologies, Inc.	249	19,422
General Electric Co.	467	53,350
General Motors Co.	4,925	188,972
Gilead Sciences, Inc.	1,277	97,231
GSK PLC	8,339	148,559
Hewlett Packard Enterprise Co.	2,407	41,834
Honeywell International, Inc.	139	26,984
HP, Inc.	962	31,583
Illumina, Inc.*	124	23,827
Incyte Corp.*	494	31,478
Intel Corp.	9,085	324,971
International Business Machines Corp.	908	130,915
Intuit, Inc.	104	53,217
Johnson & Johnson	1,725	288,989
Juniper Networks, Inc.	630	17,514
KLA Corp.	52	26,725
Lam Research Corp.	54	38,799
Lockheed Martin Corp.	71	31,692
Marvell Technology, Inc.	568	36,994
Medtronic PLC	576	50,550
Merck & Co., Inc.	2,282	243,375
Meta Platforms, Inc., Class A*	2,363	752,852
Microchip Technology, Inc.	250	23,485
Micron Technology, Inc.	879	62,752
Microsoft Corp.	1,526	512,614
Moderna, Inc.*	522	61,419
Nestle SA	319	39,332
Netflix, Inc.*	121	53,115
Northrop Grumman Corp.	50	22,250
NVIDIA Corp.	339	158,411
Oracle Corp.	1,312	153,806
Palo Alto Networks, Inc.*	121	30,245
PayPal Holdings, Inc.*	907	68,769
Pfizer, Inc.	5,533	199,520
Pinterest, Inc., Class A*	768	22,264
Procter & Gamble Co. (The)	255	39,857
QUALCOMM, Inc.	1,352	178,694
Regeneron Pharmaceuticals, Inc.*	85	63,062
Rivian Automotive, Inc., Class A*	2,288	63,240
Roche Holding AG	1,023	319,345
RTX Corp.	523	45,987
Salesforce, Inc.*	445	100,129
Sanofi	1,463	156,609
Schneider Electric SE	198	35,374
Seagen, Inc.*	135	25,890
ServiceNow, Inc.*	62	36,146
Splunk, Inc.*	173	18,741
Spotify Technology SA*	191	28,537
Stellantis NV	6,856	140,931
Stryker Corp.	89	25,224
Synopsys, Inc.*	80	36,144
Tesla, Inc.*	218	58,300
Texas Instruments, Inc.	187	33,660
Thermo Fisher Scientific, Inc.	52	28,530
Twilio, Inc., Class A*	304	20,073
Uber Technologies, Inc.*	1,308	64,694
Unity Software, Inc.*(a)	457	20,949
Vertex Pharmaceuticals, Inc.*	171	60,250
VMware, Inc., Class A*	456	71,879
Western Digital Corp.*	1,013	43,113

Schedule of Investments ─ IQ Global Equity R&D Leaders ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Workday, Inc., Class A*	200	$47,426

Total United States		10,178,083

Total Common Stocks
(Cost $15,627,777)		16,476,751
Preferred Stock — 1.9%
Germany — 1.9%
Volkswagen AG, 23.19%
(Cost $357,964)	2,367	314,629

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(b)
(Cost $19,922)	19,922	19,922

Total Investments — 99.9%
(Cost $16,005,663)		16,811,302
Other Assets and Liabilities, Net — 0.1%		10,860
Net Assets — 100.0%		$16,822,162

		% of
Industry	Value	Net Assets
Information Technology	$5,177,934	30.8%
Consumer Discretionary	3,777,731	22.5
Health Care	3,765,957	22.4
Communication Services	2,302,081	13.7
Industrials	1,230,655	7.3
Materials	156,940	0.9
Energy	153,490	0.9
Financials	121,274	0.7
Consumer Staples	105,318	0.6
Money Market Fund	19,922	0.1
Total Investments	$16,811,302	99.9%
Other Assets and Liabilities, Net	10,860	0.1
Total Net Assets	$16,822,162	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $779; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $787.
(b)	Reflects the 1-day yield at July 31, 2023.

Schedule of Investments ─ IQ Global Equity R&D Leaders ETF (continued)

July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$16,476,751	$–	$–	$16,476,751
Preferred Stock	314,629	–	–	314,629
Short-Term Investment:
Money Market Fund	19,922	–	–	19,922
Total Investments in Securities	$16,811,302	$–	$–	$16,811,302

(c)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.